Share-based payments - Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model (Detail) - Additional Grants Under 2020 and 2022 Plan [Member]
	12 Months Ended
	Dec. 31, 2025 yr $ / shares	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 6.62	$ 10.24	$ 9.28
Underlying share price	$ 6.62	$ 10.24	$ 9.28
Volatility	82.34%	101.93%	87.98%
Time period (years) | yr	6.01	6.04	6.06
Risk free rate	4.06%	4.08%	4.07%
Dividend yield	0.00%	0.00%	0.00%